Supplement Dated December 1, 2017
To The Prospectus Dated September 25, 2017

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

For the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, please remove all references to Wai Lee.

This supplement is dated December 1, 2017.

Supplement Dated December 1, 2017
To The Statement of Additional Information
 Dated September 25, 2017, as revised October 12, 2017

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

All changes are effective immediately.

For the JNL/Neuberger Berman Risk Balanced Commodity Strategy Fund, please remove all references to Wai Lee.

This supplement is dated December 1, 2017.